Stock Based Compensation - Schedule of Restricted Stock Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares of Restricted Stock
Shares of Restricted Stock, Nonvested Beginning Balance	661,982	1,358,887	965,554
Shares of Restricted Stock, Granted		711,982	1,200,000
Shares of Restricted Stock, Vested	(421,982)	(1,408,887)	(806,667)
Shares of Restricted Stock, Nonvested Ending Balance	240,000	661,982	1,358,887
Weighted Average Fair Value
Weighted Average Fair Value, Nonvested Beginning Balance	$ 9.00	$ 5.13	$ 4.55
Weighted Average Fair Value, Nonvested Granted	9.00	9.00	5.50
Weighted Average Fair Value, Nonvested Vested	9.00	5.27	5.00
Weighted Average Fair Value, Nonvested Ending Balance	$ 9.00	$ 9.00	$ 5.13